Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 1,051	$ 1,625	$ 2,007
Increase - Decrease	527	(613)	(440)
Change in fair value	(35)	39	58
Equity instruments as of the end of the period	1,543	1,051	1,625
Fair value through other comprehensive income
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	119	573	783
Increase - Decrease	247	(566)	(276)
Change in fair value	(11)	112	66
Equity instruments as of the end of the period	355	119	573
Fair value through other comprehensive income | Next Decade Corporation
Financial structure, financial costs and financial instruments
Increase - Decrease	219
Change in fair value	(5)
Equity instruments as of the end of the period	214
Fair value through other comprehensive income | Enphase Energy Inc.
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		457	613
Increase - Decrease		(579)	(177)
Change in fair value		122	21
Equity instruments as of the end of the period			457
Fair value through other comprehensive income | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period			57
Increase - Decrease			(111)
Change in fair value			54
Fair value through other comprehensive income | Other shares (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	119	116	113
Increase - Decrease	28	13	12
Change in fair value	(6)	(10)	(9)
Equity instruments as of the end of the period	141	119	116
Fair value through profit and loss
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	932	1,052	1,224
Increase - Decrease	280	(47)	(164)
Change in fair value	(24)	(73)	(8)
Equity instruments as of the end of the period	1,188	932	1,052
Fair value through profit and loss | BBPP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period			58
Increase - Decrease			(58)
Fair value through profit and loss | BTC Limited
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	5	14	27
Change in fair value		(9)	(13)
Equity instruments as of the end of the period	5	5	14
Fair value through profit and loss | Hubei Cathay Smart Energy Fund
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	54	36	36
Increase - Decrease	(54)	7	1
Change in fair value		11	(1)
Equity instruments as of the end of the period		54	36
Fair value through profit and loss | Nordian CPO
Financial structure, financial costs and financial instruments
Increase - Decrease	70
Equity instruments as of the end of the period	70
Fair value through profit and loss | Other shares (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	873	1,002	1,103
Increase - Decrease	264	(54)	(107)
Change in fair value	(24)	(75)	6
Equity instruments as of the end of the period	$ 1,113	$ 873	$ 1,002